Other assets (Details) (EUR €)	Dec. 31, 2011		Dec. 31, 2010
Other current assets
Advance payments to Zeiss	€ 66,203,000		€ 65,821,000
Prepaid expenses	56,300,000		46,325,000
Derivative instruments	33,817,000		24,401,000
VAT	47,543,000		35,065,000
Other receivables	27,504,000		41,298,000
Other	6,728,000		1,252,000
Other current assets	238,095,000		214,162,000
Other non current assets
Advance payments to Zeiss	187,950,000		140,016,000
Derivative instruments	92,534,000		71,779,000
Compensation plan assets	10,577,000	[1]	9,626,000	[1]
Prepaid expenses	5,749,000		7,617,000
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445,000	[2]	5,445,000	[2]
Other	4,996,000		1,229,000
Other non-current assets	307,251,000		235,712,000
Other assets (Textual) [Abstract]
Tax prepayment on intercompany profit, not realized	€ 27,500,000		€ 26,000,000

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.